Related party transactions (Narrative) (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Due from Related Parties, Current	¥ 33,926	$ 5,088	¥ 37,565
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	8,448
Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	591		2,912
Services Provided [Member] | Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Due from Related Parties, Current	¥ 24,887		¥ 15,951